Other Assets and Receivables - Summary of Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Assets And Receivables [abstract]
Loans to associates	€ 8	€ 8
Receivables from policyholders	647	691
Receivables from brokers and agents	376	310
Receivables from reinsurers	723	750
Cash outstanding from assets sold	134	160
Trade receivables	881	1,393
Cash collateral	3,372	314
Income tax receivable	277	229
Other	2,597	1,885
Provision for doubtful debts	(134)	(120)
Receivables	8,880	5,622
Current	8,866	5,600
Non-current	€ 13	€ 21